Consolidated Balance Sheets	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,434,806,922	$ 225,152,516	¥ 1,426,899,576
Restricted cash – current	61,293,114	9,618,227	9,693,008
Short-term investments	2,598,935,704	407,829,725	4,342,356,612
Accounts receivable, net of allowance of RMB nil and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively	223,544,396	35,078,994	141,594,170
Finance lease receivables - current, net of allowance of RMB18,097,313 and RMB25,274,933 (US$3,966,189) as of December 31, 2020 and 2021, respectively	1,414,164,625	221,913,289	2,035,397,525
Short-term consumer financing receivables, net of allowance of RMB2,304,639 and RMB nil (US$ nil) as of December 31, 2020 and 2021, respectively	0	0	23,168
Financing receivables, net of allowance of RMB16,265,330 and RMB50,492,700 (US$7,923,406) as of December 31, 2020 and 2021, respectively	62,296,261	9,775,643	20,105,893
Short-term contract asset	829,940,692	130,235,805	364,618,635
Prepayments and other current assets	982,948,637	154,246,091	558,360,959
Total current assets	7,607,930,351	1,193,850,290	8,899,049,546
Non-current assets
Restricted cash - non-current	1,114,180,729	174,839,270	878,299,140
Goodwill	148,657,971	23,327,680	145,063,857
Property and equipment, net	19,545,933	3,067,183	10,311,971
Intangible assets	45,931,544	7,207,662	44,887,871
Long-term contract asset	495,456,805	77,747,984	281,374,110
Deferred tax assets	474,570,361	74,470,446	170,951,082
Finance lease receivables - non-current, net of allowance of RMB5,629,107 and RMB6,941,826 (US$1,089,324) as of December 31, 2020 and 2021, respectively	1,029,262,174	161,513,695	1,454,499,864
Other non-current assets	11,568,164	1,815,297	261,495,158
Total non-current assets	3,339,173,681	523,989,217	3,246,883,053
TOTAL ASSETS	10,947,104,032	1,717,839,507	12,145,932,599
Current liabilities
Short-term debts (including short-term debts of the consolidated VIE without recourse to the Company of RMB355,816,940 and RMB579,776,131 (US$90,979,527) as of December 31, 2020 and December 31, 2021, respectively)	579,776,131	90,979,527	355,816,940
Long-term debts – current (including long-term debts – current of the consolidated VIE without recourse to the Company of RMB1,228,783,730 and RMB938,014,362 (US$147,194,922) as of December 31, 2020 and December 31, 2021, respectively), (including RMB401,761,874 and RMB nil (US$ nil) from consolidated trusts and ABSs as of December 31, 2020 and 2021, respectively)	938,014,362	147,194,922	1,228,783,730
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of RMB312,104,057 and RMB714,521,503 (US$112,124,016) as of December 31, 2020 and December 31, 2021, respectively), (including RMB59,187 and RMB nil (US$ nil) from consolidated trusts and ABSs as of December 31, 2020 and 2021, respectively)	719,035,377	112,832,342	324,734,202
Risk assurance liabilities (including risk assurance liabilities of the consolidated VIE without recourse to the Company of RMB460,829,299 and RMB699,022,914 (US$109,691,949) as of December 31, 2020 and December 31, 2021, respectively)	699,022,914	109,691,949	460,829,299
Income tax payable (including income tax payable of the consolidated VIE without recourse to the Company of RMB87,132,455 and RMB209,977,036 (US$32,949,979) as of December 31, 2020 and December 31, 2021, respectively)	481,854,105	75,613,424	87,132,455
Total current liabilities	3,417,702,889	536,312,164	2,457,296,626
Non-current liabilities
Long-term debts (including long-term debts of the consolidated VIE without recourse to the Company of RMB977,791,191 and RMB486,371,672 (US$76,322,329) as of December 31, 2020 and December 31, 2021, respectively)	486,371,672	76,322,329	977,791,191
Deferred tax liability (including deferred tax liability of the consolidated VIE without recourse to the Company of RMB12,523,538 and RMB10,724,126 (US$1,682,849) as of December 31, 2020 and December 31, 2021, respectively)	51,471,040	8,076,929	330,765,029
Other non-current liabilities (including other non-current liabilities of the consolidated VIE without recourse to the Company of RMB4,870,616 and RMB991,610 (US$155,606) as of December 31, 2020 and December 31, 2021, respectively)	991,610	155,605	4,870,616
Total non-current liabilities	538,834,322	84,554,863	1,313,426,836
Total liabilities	3,956,537,211	620,867,027	3,770,723,462
Commitments and contingencies
Shareholders' equity
Treasury shares	(485,263,213)	(76,148,387)	(56,419,225)
Additional paid-in capital	4,671,769,821	733,102,630	4,591,455,557
Accumulated other comprehensive loss	(187,517,110)	(29,425,526)	(115,386,427)
Retained earnings	2,991,373,063	469,411,710	3,955,354,972
Total Cango Inc.'s equity	6,990,566,821	1,096,972,480	8,375,209,137
Total shareholders' equity	6,990,566,821	1,096,972,480	8,375,209,137
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,947,104,032	1,717,839,507	12,145,932,599
Common Class A [Member]
Shareholders' equity
Ordinary shares	154,483	24,242	154,483
Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 49,777	$ 7,811	¥ 49,777